EXECUTIVE SUMMARY
THIRD PARTY DUE DILIGENCE REVIEW

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on newly originated residential mortgage loans purchased by Aspire Sponsor, LLC. The review included a total of 1037 newly originated residential mortgage loans, in connection with the securitization identified as SPIRE 2026-4 (the “Securitization”). The Review was conducted from June 2025 through July 2026 on mortgage loans originated between June 2025 and June 2026.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.
Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible
j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and
ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

o	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan);
o	The consumer’s debt obligations, alimony, child support; and
o	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.
Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:
i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;
iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;
iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;
v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and
vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

 Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.  In relation to cash out refinances of investment property loans, documentation provided in the loan file will be reviewed only to validate the use of cash out proceeds for business purposes at the origination/consummation of the loan. In the event use of proceeds cannot be validated, or are deemed to be utilized for consumer purposes, the loan would then be subject to a “Compliance Review” of applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.    The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:
i.	Federal High-Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and HighCost provisions
iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure

h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test

iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.  Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

 Consolidated Analytics performed a “Valuation Review,” which included the following:

a.
Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.
Additional valuation products were not required when the CU score provided was 2.5 or below or the appraisal LCA risk score was eligible for Collateral Rep and Warranty relief. In the event the CU score was greater than 2.5 or the LCA score was not eligible for R&W relief, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, based on guideline from the seller, CDA’s were ordered on loans that had an acceptable CU score or R&W eligibility.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (1037 loans in total):

Sixteen (16) loans had a Secondary Appraisal, one (1) loans had an AVM, and five hundred sixty-four (564) loans had a Desktop Review.

If a loan with an AVM or Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.  There was one (1) occurrence of this.

Zero (0) loans had a Field Review or BPO, two (2) loans had a Second Desk Review, and zero (0) loans had a Full Appraisal Review.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the one thousand thirty-seven (1037) mortgage loans reviewed, five hundred ten (510) unique mortgage loans (49.18% by loan count) had a total of one thousand seventy-four (1074) discrepancies across seventeen (17) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
propertyValuationPage	467	43.48%
rwtGet1Page	185	17.23%
the1003Page	117	10.89%
notePage	109	10.15%
diligenceFinalLookPage	48	4.47%
creditLiabilitiesPage	37	3.45%
finalCdDetailPage	28	2.61%
employmentIncomePage	26	2.42%
closingDetailsNonCompliancePage	20	1.86%
DSCR	15	1.40%
Amortization Term	7	0.65%
T&I	4	0.37%
postConsummationCdDetailPage	3	0.28%
Property Type	3	0.28%
LTV	3	0.28%
Property Units	1	0.09%
complianceDetailPage	1	0.09%
Grand Total	1074	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	743	$342,907,018.00	71.65%
Event Grade B	294	$134,707,140.00	28.35%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	1037	$477,614,158.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	802	77.34%
Event Grade B	235	22.66%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1037	100.00%

Compliance Results: (As applicable, 93 loans within population did not receive a Compliance Review)
Event Grade	Loan Count	Percent of Sample
Event Grade A	901	95.44%
Event Grade B	43	4.56%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	944	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	985	94.99%
Event Grade B	52	5.01%
Event Grade C	0	0%
Event Grade D	0	0%

Total Sample	1037	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	354
		Missing Business Entity Formation Document	85
		Income and Employment Do Not Meet Guidelines	44
		Asset Qualification Does Not Meet Guideline Requirements	38
		Business Purpose Affidavit/Disclosure Missing	30
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	29
		Approval/Underwriting Summary Partially Provided	25
		Property Title Issue	21
		Application Profile Missing	21
		The Final 1003 is Incomplete	20
		Title Coverage is Less than Subject Lien	19
		The Deed of Trust is Incomplete	18
		Missing VOM or VOR	18
		Missing Lease Agreement	18
		Purchase Contract is Incomplete	16
		Title Document is Partially Present	16
		Rent Loss Insurance Missing	16
		Borrower 1 3rd Party VOE Prior to Close Missing	15
		Asset 1 Does Not Meet Guideline Requirements	14
		Housing History Does Not Meet Guideline Requirements	14
		The Final 1003 is Missing	13
		Missing Lender Income Calculation Worksheet	13
		Third Party Fraud Report not Provided	12
		Approval/Underwriting Summary Not Provided	11

Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	11
Audited LTV Exceeds Guideline LTV	10
Borrower 1 CPA Letter Missing	10
Loan does not conform to program guidelines	10
Borrower 1 Photo Identification not provided	9
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	9
Missing Personal Guaranty	9
Audited Reserves are less than Guideline Required Reserves (Number of Months)	8
The Note is Incomplete	8
Missing rent comparable schedule form 1007	8
Missing explanation and supporting documentation for large deposit(s)	8
Borrower 1 Gap Credit Report is Missing	7
Purpose does not meet eligibility requirement(s)	7
The Total Hazard Coverage is LESS than the Required Coverage Amount	7
Title Document Missing	7
Hazard Insurance Effective Date is after the Disbursement Date	6
Missing Letter of Explanation (Income)	6
Missing Property Tax Cert	6
Missing Letter of Explanation (Credit)	6
Missing final HUD-1 from sale of non-subject property	6
Borrower 1 Credit Report is Incomplete	5
The Note is Missing	5
Assets do not meet guideline requirements	5
Borrower 1 Credit Report is Missing	5
HO6 Master Insurance Policy is Missing	5
Asset 2 Does Not Meet Guideline Requirements	5
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	5
Rent Loss Coverage Not Sufficient	4
Verified Liquid Assets Insufficient For Closing	4
Hazard Insurance Policy is Missing	4
DSCR is less than guideline minimum	4
Audited FICO is less than Guideline FICO	4
Audited CLTV Exceeds Guideline CLTV	3
Borrower 1 Gap Credit Report is Incomplete	3
Audited HCLTV Exceeds Guideline HCLTV	3
Borrower 1 Business Bank Statements Missing	3
Missing letter of explanation	3
Tradelines do not meet Guideline Requirements	3
The Deed of Trust is Missing	3
Borrower 2 Gap Credit Report is Missing	3
Asset 3 Does Not Meet Guideline Requirements	3

DSCR Minimum Not Met	3
HO-6 Insurance Policy is Missing	3
Insufficient Assets for Reserves	3
Third Party Fraud Report Partially Provided	3
Borrower Rental Experience Not Within Guidelines	3
Missing Taxpayer First Act Disclosure	3
Missing income documentation	3
Entity Documentation - Missing or Defective	3
Potential Occupancy/Current Address Issues identified in the file	3
PUD Rider is Missing	3
Missing an established escrow impound account for taxes and insurance.	3
Flood Certificate Missing	2
Hazard Insurance Policy is Partial	2
Fraud Report Shows Uncleared Alerts	2
Borrower 2 3rd Party VOE Prior to Close Missing	2
Personal Guaranty Agreement Incomplete	2
1-4 Family Rider is Missing	2
Subject Property Address on Note does not match Insured Property Address	2
Asset 2 Missing	2
Hazard Insurance Missing or Defective	2
Borrower 2 Credit Report is Missing	2
Other Property Insurance Policy Effective Date is after the Disbursement date	2
Audited DTI Exceeds Guideline DTI	2
Purchase Contract does not Match Final CD	2
Missing Income - Bank Statements	2
Satisfactory Chain of Title not Provided	2
Asset 4 Does Not Meet Guideline Requirements	2
Fraud alert is present on the credit report	2
Borrower 2 Photo Identification not provided	2
Guideline Seasoning not Met	2
Borrower Non-US Citizen Identification Document Missing	2
Title issue	2
Missing Loan program disclosure	2
Missing Trust Agreement	2
Purchase Contract is Missing	1
Grant Deed Missing	1
Flood Certificate Partially Provided	1
Borrower 2 Credit Report is Incomplete	1
Asset Documents are Incomplete	1
Borrower 2 W2/1099 Missing	1
Missing Closing/Final Verbal VOE	1
Missing Letter of Explanation (Assets)	1

The Initial 1003 is Missing	1
Borrower Contributions Do Not Met Guideline Minimum	1
Income 1 Income Trend is Decreasing	1
Insufficient Assets to Close	1
Borrower 2 Executed 4506-T Missing	1
Insufficient DSCR	1
Final CD: Calculating Cash to Close Closing Costs Paid, Closing Costs Financed, Down Pmt, Deposit, and/or Funds for Borrower discrepancy	1
Missing operating income statement form 216	1
Subject Property Lease - Missing or Defective	1
Missing Payment History	1
ATR: Current Employment Not Verified	1
Asset 1 Missing	1
Missing current budget from HOA	1
Missing Prepayment Rider	1
Borrower 1 Business Bank Statements Less Than 12 Months Provided	1
Borrower 1 Credit Report is Expired	1
Income documentation does not meet guidelines	1
Cash Out Does Not Meet Guideline Requirements	1
Borrower 1 Personal Bank Statements Missing	1
Closing Protection Letter Missing or Defective	1
Employment Self-Employed Less Than 2 Years at Origination	1
Trade line count does not meet program requirements	1
Borrower 1 Personal Tax Returns Missing	1
Borrower 1 Separation Agreement Missing	1
Missing Certificate of Occupancy	1
Income 1 Months Income Verified is Missing	1
Missing Credit Report Supplement	1
Borrower 1 W2/1099 Missing	1
ATR Risk	1
Asset 5 Does Not Meet Guideline Requirements	1
The Deed of Trust is Not Executed	1
Asset do not meet guidelines	1
Flood Insurance Expiration Date is before the Disbursement Date	1
Modification count exceeds max allowed	1
Flood Insurance Policy Missing	1
Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	1
Borrower 2 Gap Credit Report is Incomplete	1
Asset Documentation Missing or Defective	1
Audited Interested Party Contribution Exceeds Guideline Program Maximum	1
OFAC Check Not Completed and/or Cleared	1
Audited DTI Exceeds AUS DTI	1
Income 4 Months Income Verified is Missing	1

	Borrower 2 Paystubs Missing	1
	Missing Application	1
	Borrower 1 Lease Agreements Missing	1
	Verification of Borrower Liabilities Missing or Incomplete	1
	Missing Verification of Mortgage	1
	HO6 Insurance Policy Effective Date is after the Note Date	1
	Missing Verification of Rent	1
	Credit history does not meet guidelines	1
	Total Credit Grade (A) Exceptions:	1257
B	Missing an established escrow impound account for taxes and insurance.	68
	Application Profile Missing	39
	Audited Interested Party Contribution Exceeds Guideline Program Maximum	22
	Audited LTV Exceeds Guideline LTV	18
	Income and Employment Do Not Meet Guidelines	17
	Asset Qualification Does Not Meet Guideline Requirements	17
	Missing Business Entity Formation Document	15
	Rent Loss Insurance Missing	13
	Loan does not conform to program guidelines	10
	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	7
	Housing History Does Not Meet Guideline Requirements	7
	Audited Reserves are less than Guideline Required Reserves (Number of Months)	6
	Tradelines do not meet Guideline Requirements	6
	Asset 1 Does Not Meet Guideline Requirements	6
	Missing VOM or VOR	5
	Overdraft/NSF Count Exceeds Tolerance	4
	Missing Letter of Explanation (Income)	4
	Borrower 1 CPA Letter Missing	3
	Asset 2 Does Not Meet Guideline Requirements	3
	Borrower Contributions Do Not Met Guideline Minimum	2
	Property Title Issue	2
	Delinquent Credit History Does Not Meet Guideline Requirements	2
	Purchase is not considered to be an Arm's Length Transaction	2
	Guideline Seasoning not Met	2
	Rent Loss Coverage Not Sufficient	2
	DSCR is less than guideline minimum	2
	Missing Personal Guaranty	2
	Title Document is Partially Present	2
	Personal Guaranty Agreement Incomplete	1
	Trade line count does not meet program requirements	1
	Audited CLTV Exceeds Guideline CLTV	1
	Missing Lease Agreement	1

		Borrower residency documentation not provided or issue with documentation	1
		Fraud Report Shows Uncleared Alerts	1
		Potential Occupancy/Current Address Issues identified in the file	1
		Missing Loan program disclosure	1
		Audited HCLTV Exceeds Guideline HCLTV	1
		Borrower Non-US Citizen Identification Document Missing	1
		Title Coverage is Less than Subject Lien	1
		Approval/Underwriting Summary Partially Provided	1
		Assets do not meet guideline requirements	1
		Borrower 1 3rd Party VOE Prior to Close Missing	1
		Asset 3 Does Not Meet Guideline Requirements	1
		Transaction is not arm's length	1
		Missing Closing/Final Verbal VOE	1
		Missing income documentation	1
		Total Credit Grade (B) Exceptions:	306
Compliance	A	No Compliance Findings	141
		Missing Required Affiliated Business Disclosure	56
		Lender did not provide ATR/QM Status Determination	37
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	29
		Charges That Cannot Increase Test	25
		Revised Loan Estimate Delivery Date Test (prior to consummation)	20
		eSigned Documents Consent is Missing	17
		Initial Closing Disclosure Delivery Date Test	15
		Charges That In Total Cannot Increase More Than 10% Test	9
		Lender Credits That Cannot Decrease Test	8
		Higher-Priced Mortgage Loan Test	8
		Initial Loan Estimate Delivery Date Test (from application)	6
		Missing evidence of rate lock	5
		Homeownership Counseling Disclosure Is Missing	5
		Qualified Mortgage APR Threshold Test	4
		TRID: Missing Closing Disclosure	4
		Missing Initial Escrow Disclosure	3
		Missing HUD-1 Closing Statement	3
		Qualified Mortgage Lending Policy Points and Fees Test	3
		RESPA Homeownership Counseling Organizations Disclosure Date Test	3
		Qualified Mortgage Interest Only Test	2
		Missing Power of Attorney	2
		TRID: Closing disclosure loan terms- Monthly P&I	2
		Intent to Proceed is Missing	2
		CA AB 260 Higher-Priced Mortgage Loan Test	2
		Final HUD-1 Document is Missing	2
		TRID: Missing Loan Estimate	2

	Late Charge Grace Period is less than 10 days	2
	Qualified Mortgage Safe Harbor Threshold	2
	Late Charge Percent is greater than 6%	1
	Final CD: Seller information is missing or inaccurate	1
	NC SB 1149 High Cost Home Loan Points and Fees Test	1
	CHARM Booklet Not Provided Within 3 Days of Application Date	1
	Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	1
	Closing Disclosure is Not Executed	1
	ARM Disclosure is Missing	1
	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	1
	Final CD: Estimated Taxes, Insurance, & Assessments monthly estimate is inaccurate	1
	TRID: Closing Disclosure Escrow Account	1
	HUD-1 not executed properly	1
	Collateral Protection Notice is Missing	1
	Qualified Mortgage Loan Term Test	1
	Escrow Waiver is Missing	1
	Final CD: File # is missing	1
	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	1
	Loan Originator NMLS Status is Not Active	1
	TILA Finance Charge Test	1
	MD COMAR Higher-Priced Mortgage Loan Test	1
	TILA Right of Rescission Test	1
	Missing Credit Score Disclosure (FACTA)	1
	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	1
	Final CD: Loan Disclosures Assumption incomplete or inaccurate	1
	Application Date after Transaction Date	1
	TX Const, Art 16, § 50(a)(6)(M)(i) - Texas 50(a)(6) Notice for Home Equity Disclosure is not Provided	1
	Loan Originator Company is Not Valid	1
	Loan Originator NMLS is Not Valid	1
	Total Compliance Grade (A) Exceptions:	446
B	Charges That Cannot Increase Test	18
	Qualified Mortgage Lending Policy Points and Fees Test	16
	Charges That In Total Cannot Increase More Than 10% Test	6
	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	2
	TILA Finance Charge Test	1
	CA Per Diem Interest Amount Test	1
	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	1
	Missing Required Affiliated Business Disclosure	1
	Total Compliance Grade (B) Exceptions:	46

Property	A	No Property Findings	194
		Property Issue(s) are Present	39
		Property/Appraisal General	20
		Third Party Valuation Product Not Provided within 10% Tolerance	20
		HOA Questionnaire is Missing	7
		Condo Approval Missing	6
		FEMA Post Disaster Inspection Report not Provided	5
		Subject property appraisal is not on an as-is basis (Primary Value)	4
		Appraisal is Missing	4
		External Obsolescence Present	3
		Unsupported adjustments or comps	2
		Guideline Required Appraisal Review Product Is Not Provided	2
		Was lowest appraised value used to qualify is No	1
		HOA Questionnaire is Incomplete	1
		Second Appraisal is Missing	1
		Ineligible Property	1
		Appraisal is Expired	1
		Incorrect Appraisal Form For Property Type	1
		Total Property Grade (A) Exceptions:	312
	B	Property/Appraisal General	43
		Property Issue(s) are Present	10
		External Obsolescence Present	1
		Total Property Grade (B) Exceptions:	54

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B
The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.

C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A
The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

B
The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines.  The employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

C
The loan does not substantially meet the published guidelines.  There are not sufficient compensating factors that justify exceeding the published guidelines.  The employment, income, assets or occupancy are not supported and justifiable.  The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.

D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B
The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.

C
The loan violates one material law or regulation.  The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.

D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A
The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination.  The appraiser was appropriately licensed and used GSE approved forms.

B
The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller.  The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines.  The appraisal was performed on an "as-is" basis and the property is complete and habitable.  The appraiser was appropriately licensed and used GSE approved forms.

C
The value is not supported within 10% of the original appraisal.  The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines.  The property is in below “average” condition or the property is not complete or requires significant repairs.  The appraisal was not performed on an “as is” basis.  The appraiser was not appropriately licensed or did not use GSE approved forms.

D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.